Our people	12 Months Ended
Dec. 31, 2017
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Our people

5. Our people

Our staff numbers averaged 134,428 for the year ended 31 December 2017 against 132,657 in 2016 and 124,930 in 2015. Their geographical distribution was as follows:

	2017	2016	2015
North America	27,399	27,246	26,224
UK	14,197	14,070	13,401
Western Continental Europe	25,700	24,996	23,506
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	67,132	66,345	61,799
	134,428	132,657	124,930

Their operating sector distribution was as follows:

	2017	2016	2015
Advertising and Media Investment Management	56,789	55,120	53,227
Data Investment Management	28,629	29,279	28,395
Public Relations & Public Affairs	9,082	9,054	8,492
Brand Consulting, Health & Wellness and Specialist Communications	39,928	39,204	34,816
	134,428	132,657	124,930

At the end of 2017, staff numbers were 134,413 (2016: 134,341, 2015: 128,123). Including all employees of associated undertakings, this figure was approximately 203,000 at 31 December 2017 (2016: 198,000, 2015: 190,000).

Staff costs include:

	2017 £m	2016 £m	2015 £m
Wages and salaries	5,832.3	5,395.6	4,578.4
Cash-based incentive plans	219.2	260.2	231.8
Share-based incentive plans (note 22)	105.0	106.5	99.0
Social security costs	720.3	658.1	578.4
Pension costs (note 23)	192.0	178.1	160.0
Severance	39.5	34.5	24.0
Other staff costs[1]	1,210.7	1,151.9	981.0
	8,319.0	7,784.9	6,652.6

Note

[1] Freelance and temporary staff costs are included in other staff costs.

Included above are charges of £12.3 million (2016: £15.5 million, 2015: £16.7 million) for share-based incentive plans in respect of key management personnel (who comprise the directors of the Group). Total compensation received by key management personnel in respect of 2017 was £17.8 million (2016: £57.5 million, 2015: £84.2 million) of which £0.7 million (2016: £0.7 million, 2015: £0.7 million) were pension contributions. The value of the EPSP awards, which vest in the year following the end of the five-year performance period, is included in total compensation in the year the relevant five-year performance period ends.